Disclosure of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	$ 0	$ 550
Financial assets and liabilities, at fair value	(878)	507
Level 2 [Member]
Statements [Line Items]
Financial assets and liabilities, at fair value	(878)	507
Financial assets [Member]
Statements [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	0	550
Financial assets [Member] | Level 2 [Member]
Statements [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	0	550
Financial liabilities [Member]
Statements [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	(878)	(43)
Financial liabilities [Member] | Level 2 [Member]
Statements [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	$ (878)	$ (43)